PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Cost	$ 2,904	$ 2,264
Accumulated depreciation	2,030	1,718
Depreciated cost	874	546
Depreciation expense	298	274	454
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	924	598
Accumulated depreciation	660	537
Office furniture and laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,320	1,049
Accumulated depreciation	937	790
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Cost	660	617
Accumulated depreciation	$ 433	$ 391